UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-23316
Investment Company Act file number

2017 Mandatory Exchangeable Trust
 (Exact name of registrant as specified in charter)

850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Address of principal executive offices) (Zip code)

Donald J. Puglisi, Managing Trustee
850 Library Avenue, Suite 204
Newark, Delaware 19711
 (Name and address of agent for service)

(302) 738-6680
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

2017 Mandatory Exchangeable Trust
Schedule of Investments
March 31, 2018 (Unaudited)

Security Description	Maturity Date	Par Value	Amortized Cost	Fair Value

Stripped United States Treasury Securities - 12.33%*
Stripped United States Treasury Security	5/15/2018	3,729,000	3,722,211	3,721,572
Stripped United States Treasury Security	8/15/2018	3,729,000	3,707,281	3,704,053
Stripped United States Treasury Security	11/15/2018	3,729,000	3,690,416	3,688,182
Stripped United States Treasury Security	2/15/2019	3,729,000	3,672,854	3,665,659
Stripped United States Treasury Security	5/15/2019	3,729,000	3,656,835	3,643,953
Stripped United States Treasury Security	8/15/2019	3,729,000	3,637,443	3,618,995
Stripped United States Treasury Security	11/15/2019	3,729,000	3,626,867	3,601,073
Stripped United States Treasury Security	2/15/2020	3,729,000	3,607,765	3,578,848
Stripped United States Treasury Security	5/15/2020	3,729,000	3,590,287	3,556,168
Stripped United States Treasury Security	8/15/2020	3,729,000	3,568,552	3,526,150
Stripped United States Treasury Security	11/15/2020	3,729,000	3,546,791	3,505,950
Total Stripped United States Treasury Securities			40,027,302	39,810,603

Forward Agreements - 87.67%*
2017 Mandatory Exchangeable Trust Forward Agreements^			239,912,754	283,097,050
Total Forward Agreements			239,912,754	283,097,050

Total Investments - 100.00%*			279,940,056	$322,907,653
TOTAL NET ASSETS - 100.00%*				$322,907,653

Footnotes
* Percentages are stated as a percent of net assets.
^ Restricted from sale.

2017 Mandatory Exchangeable Trust
Schedule of Investments, continued
March 31, 2018 (Unaudited)

The detail of outstanding Forward Agreements are as follows as of March 31, 2018
Description		Trust Shares Subject to Exchange	Fair Value
Forward Purchase Agreements with similar terms (with below noted counterparties) which are  linked to the fair value of the common stock of the New York Times Co. (NYT-Publishing Industry) in the 40 day observation period before the Settlement Date of December 1, 2020, subject to maximum and minimum exchange rates of 5.6338 and 4.6948 shares respectively.  All such agreements are non-income producing and involve the use of significant unobservable inputs in the determination of their fair value.

	Investora Carso, S.A de C.V. (cost $102,435,063)-Acquired 12/15/17	980,375	$120,873,374

	Control Empresarial de Capitales, S.A. de C.V. (cost $19,722,194)-Acquired 12/15/17	271,687	23,272,189

	Banco Inbursa, S.A. Institution de Banco Multiple, Grupo Financiiero Inbursa (cost $117,755,497)-Acquired 12/15/17	1,622,938	138,951,487
			$283,097,050

1.	Income Taxes
The Trust is not an association taxable as a corporation for Federal or State income tax purposes; accordingly, no provision is required for such taxes.  Specifically, the Trust is a grantor trust under the U.S. federal and State income tax laws and, as such, holders of Trust Securities are treated as if each holder owns directly its proportionate share of the assets held by the Trust.

The Trust complies with the authoritative guidance for uncertainty in income taxes. This guidance requires the Trust to determine whether a tax position of the Trust is more likely than not to be sustained upon examination by the applicable taxing authority, including the resolution of any related appeals or litigation processes, based on the technical merits of the position. The Trust reviewed and evaluated tax positions in its major jurisdictions and determined whether or not there are uncertain tax positions that require financial statement recognition. The Trust has determined that no reserves for uncertain tax positions are required to be recorded for any of the Trust’s open tax years.  The Trust is additionally not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements.

As of March 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for Federal income tax purposes, equaled $43,184,286 and ($216,700) respectively.  The aggregate cost of investments for Federal income tax purposes was $279,940,056 at March 31, 2018.

2.	Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2: Valuations that are based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment spreads, credit risk, etc.)

Level 3: Valuations based on significant unobservable inputs that are not corroborated by market data.

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust’s investments as of March 31, 2018:

		Fair Value Measurements at March 31, 2018 Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	March 31, 2018	(Level 1)	(Level 2)	(Level 3)
Other
U.S. Treasury Securities	$39,810,603	$39,810,603	$-	$-
Total Other	39,810,603	39,810,603	-	-
Derivative Instruments
Forward Agreements	283,097,050	-	-	283,097,050
Total Derivative Instruments	283,097,050	-	-	283,097,050
Total	$322,907,653	$39,810,603	$-	$283,097,050

During the period ended March 31, 2018, there were no transfers between Level 1, Level 2 and Level 3.

Fair Value Measurements Using Significant Unobservable Inputs (Level 3) for Investments for the period ended March 31, 2018
Fair Value Beginning Balance	$228,229,003
Net unrealized appreciation	54,868,047
Investments contributed in kind	-
Transfers Out of Level 3	-
Fair Value Ending Balance	$283,097,050

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2018.

Type of Asset	Fair Value as of March 31, 2018	Valuation Technique	Unobservable Input
Forward Agreements	$283,097,050	Income Approach Pricing Model Technique	Daily volatility of stock price of underlying Assets – 1.20%. Risk Free rate of return – 2.85%. Equity risk premium – 6.04%. Size premium – 1.36%

3.	Forward Agreements
On December 15, 2017, the Trust entered into the Contracts, which are derivative instruments, with the Sellers and paid to the Sellers $239,912,754 in connection therewith.  Pursuant to these Contracts, each of which has similar terms, the Sellers are obligated to deliver to the Trust a specified number of Company shares on the Exchange Date so as to permit the holders of Trust Securities to exchange on the Exchange Date the Trust Securities they hold for Company shares.

At March 31, 2018, the Contracts had the following value:

Forward Agreements	Trade Date	Cost of Contracts	Fair Value of Contracts	Net Unrealized Appreciation
Counterparties – Sellers	12/1/2020	$239,912,754	$283,097,050	$43,184,296

The fair value of the Contracts is included in investments in the Statement of Assets and Liabilities.  The net change in unrealized depreciation in the Statement of Operations is included in the net unrealized depreciation on investments in the Statement of Assets and Liabilities.

The primary risk of investing in the Contracts is the failure of the Sellers to deliver the shares of the Company on the Exchange Date, as provided under the terms and conditions of the Contracts..   The Trust has received collateral in the form of Company shares, which mitigates the potential risk to investors.  The Sellers’ obligation under the Contracts is collateralized by the Company shares that are held in the custody of the Trust’s Custodian, U.S. Bank National Association.  At March 31, 2018, the Custodian held 16,197,175 shares of the Company with an aggregate fair value of $502,760,312.

Item 2. Controls and Procedures.

(a)
The Registrant’s Managing Trustee has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certification for Managing Trustee of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Mandatory Exchangeable Trust

By (Signature and Title)  /s/ Donald J. Puglisi
Donald J. Puglisi, Managing Trustee

Date  May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Donald J. Puglisi
Donald J. Puglisi, Managing Trustee

Date  May 25, 2018